Expense Example	Dec. 18, 2025 USD ($)
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 640
Expense Example, with Redemption, 3 Years	830
Expense Example, with Redemption, 5 Years	1,036
Expense Example, with Redemption, 10 Years	1,630
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	271
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,788
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	502
Expense Example, with Redemption, 3 Years	673
Expense Example, with Redemption, 5 Years	858
Expense Example, with Redemption, 10 Years	1,393
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	852
Expense Example, with Redemption, 10 Years	1,663
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | CLASS R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,303
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	711
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	299
Expense Example, with Redemption, 10 Years	674
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	260
Expense Example, with Redemption, 10 Years	589
Invesco Discovery Fund | Invesco Discovery Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	649
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	1,740
Invesco Discovery Fund | Invesco Discovery Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	1,906
Invesco Discovery Fund | Invesco Discovery Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,556
Invesco Discovery Fund | Invesco Discovery Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Invesco Discovery Fund | Invesco Discovery Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Invesco Discovery Fund | Invesco Discovery Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	640
Expense Example, with Redemption, 3 Years	830
Expense Example, with Redemption, 5 Years	1,036
Expense Example, with Redemption, 10 Years	1,630
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	1,804
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	601
Expense Example, with Redemption, 3 Years	711
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	1,178
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	229
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,329
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	230
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	623
Expense Example, with Redemption, 3 Years	782
Expense Example, with Redemption, 5 Years	953
Expense Example, with Redemption, 10 Years	1,451
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	476
Expense Example, with Redemption, 5 Years	823
Expense Example, with Redemption, 10 Years	1,601
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | CLASS R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	562
Expense Example, with Redemption, 10 Years	1,247
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	290
Expense Example, with Redemption, 10 Years	652
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	273
Expense Example, with Redemption, 10 Years	615
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	234
Expense Example, with Redemption, 10 Years	529
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	363
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	862
Expense Example, with Redemption, 10 Years	1,601
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,811
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	671
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,204
Expense Example, with Redemption, 10 Years	1,989
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,083
Expense Example, with Redemption, 10 Years	2,145
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	625
Expense Example, with Redemption, 3 Years	785
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	1,463
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,613
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | CLASS R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,136
Expense Example, with Redemption, 10 Years	1,847
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	589
Expense Example, with Redemption, 5 Years	1,014
Expense Example, with Redemption, 10 Years	2,003
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	753
Expense Example, with Redemption, 10 Years	1,656
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,082
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | INVESTOR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	620
Expense Example, with Redemption, 10 Years	1,373
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	1,059
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	976
Invesco Nasdaq 100 Index Fund | Invesco Nasdaq 100 Index Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	190
Expense Example, with Redemption, 10 Years	437
Invesco S&P 500 Index Fund | Invesco S&p 500 Index Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	602
Expense Example, with Redemption, 3 Years	714
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	1,190
Invesco S&P 500 Index Fund | Invesco S&p 500 Index Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,350
Invesco S&P 500 Index Fund | Invesco S&p 500 Index Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Invesco S&P 500 Index Fund | Invesco S&p 500 Index Fund | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
Invesco S&P 500 Index Fund | Invesco S&p 500 Index Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	435
Expense Example, with Redemption, 3 Years	669
Expense Example, with Redemption, 5 Years	922
Expense Example, with Redemption, 10 Years	1,644
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	1,995
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	335
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	710
Expense Example, with Redemption, 10 Years	1,273
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,699
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Invesco Short Term Municipal Fund | Invesco Short Term Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Invesco Short Term Municipal Fund | Invesco Short Term Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Invesco Short Term Municipal Fund | Invesco Short Term Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
Invesco SMA Municipal Bond Fund | Invesco SMA Municipal Bond Fund | Invesco SMA Municipal Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0